Schedule of Ownership and Operation of Tanker Vessels (Details) - Vessels [Member] Integer in Thousands	12 Months Ended
Dec. 31, 2023 Integer
Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	May 31, 2011
Vessel	Pyxis Theta
DWT	51,795
Year built	2013
Acquisition date	Sep. 16, 2013
Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Apr. 22, 2021
Vessel	Pyxis Karteria
DWT	46,652
Year built	2013
Acquisition date	Jul. 15, 2021
Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Nov. 09, 2021
Vessel	Pyxis Lamda
DWT	50,145
Year built	2017
Acquisition date	Dec. 20, 2021
Dryone [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Jul. 04, 2023
Vessel	Konkar Ormi
DWT	63,520
Year built	2016
Acquisition date	Sep. 14, 2023